Income Taxes (Tax Effects On Deferred Tax Assets And Liabilities) (Details) (USD $) In Millions, unless otherwise specified	May 27, 2012	May 29, 2011
Income Tax Disclosure [Abstract]
Accrued liabilities	$ 65.9	$ 46.2
Compensation and employee benefits	221.2	193.6
Deferred rent and interest income	61.3	55.1
Other	23.4	15.9
Gross deferred tax assets	371.8	310.8
Trademarks and other acquisition related intangibles	(175.3)	(178.0)
Buildings and equipment	(363.3)	(314.3)
Capitalized software and other assets	(15.1)	(12.0)
Other	(6.5)	(6.3)
Gross deferred tax liabilities	(560.2)	(510.6)
Net deferred tax liabilities	$ (188.4)	$ (199.8)